Consolidated Statements of Changes in Equity/ (Deficit) - CNY (¥) ¥ in Thousands	Ordinary shares		Treasury stock	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserves	Retained earnings/ (accumulated deficit)	Total equity/(deficit) attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2018				¥ 221,791		¥ 21,210	¥ (204,483)	¥ 38,518		¥ 38,518
Balance (in Shares) at Dec. 31, 2018	70,488,700	[1]
Net income from continuing operations							53,924	53,924	86	54,010
Net income from discontinued operations							(22,319)	(22,319)		(22,319)
Total comprehensive income							31,605	31,605	86	31,691
Transfer to statutory reserve						7,891	(7,891)
Balance at Dec. 31, 2019				221,791		29,101	(180,769)	70,123	86	70,209
Balance (in Shares) at Dec. 31, 2019	70,488,700	[1]
Net income from continuing operations							80,927	80,927	101	81,028
Net income from discontinued operations							(109)	(109)		(109)
Other comprehensive income					144			144		144
Total comprehensive income					144		80,818	80,962	101	81,063
Transfer to statutory reserve						12,490	(12,490)
Distribution to the Parent							(89,083)	(89,083)		(89,083)
Dividend declared				(157,663)				(157,663)		(157,663)
Balance at Dec. 31, 2020				64,128	144	41,591	(201,524)	(95,661)	187	(95,474)
Balance (in Shares) at Dec. 31, 2020	70,488,700	[1]
Net income from continuing operations							62,718	62,718		62,718
Net income from discontinued operations							(10,025)	(10,025)		(10,025)
Other comprehensive income					318			318		318
Total comprehensive income					318		52,693	53,011		53,011
Transfer to statutory reserve						7,469	(7,469)
Issuance of common stocks-cash	¥ 6			325,071				325,077		325,077
Issuance of common stocks-cash (in Shares)	23,532,390	[1]	(7,182,390)
Distribution to the Parent							(18,424)	(18,424)		(18,424)
Shareholder interest on acquisition of subsidiary							(32,989)	(32,989)		(32,989)
Non-controlling interests on acquisition of subsidiary									(837)	(837)
Dividend declared
Balance at Dec. 31, 2021	¥ 6			¥ 389,199	¥ 462	¥ 49,060	¥ (207,713)	¥ 231,014	¥ (650)	¥ 230,364
Balance (in Shares) at Dec. 31, 2021	94,021,090	[1]	(7,182,390)

[1]	Number of ordinary shares reflect on a retrospective basis the effect of shares issued in connection with the Corporate Restructuring in January 2021.